Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information

The Company is a clinical research organization ("CRO"), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full service" solution. The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280 'Segment Reporting'. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

The Company operates as one business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.

Given ICON Clinical Research Limited's ("ICON Ireland") role in the development and management of the Group, it's ownership of key intellectual property, customer relationships, its key role in the mitigation of risks faced by the Group, plus the responsibility for maintaining the Group's global network, ICON Ireland acts as the group entrepreneur and enters into the majority of the Company's customer contracts. As such, ICON Ireland remunerates most of the other operating entities ("cost plus service providers") in the ICON Group on the basis of a guaranteed cost plus mark-up for the services they perform in each of their local territories.

The cost plus mark-up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities in the various geographical areas that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

Under this method, the residual operating profits (or losses) of the Group, once the cost plus service providers have been paid their respective intercompany service fee, are retained by ICON Ireland. The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The revenues disclosed as relating to Ireland are the net revenues after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, Bulgaria, France, Germany, Italy, Spain, Poland, Portugal, Czech Republic, Hungary, Israel, Latvia, Romania, Russia, Serbia, Sweden, The Netherlands, Turkey, Ukraine, Canada, Mexico, Argentina, Brazil, Chile, Colombia, Peru, India, China (including Hong Kong), Japan, Singapore, South Korea, The Philippines, Taiwan, Thailand, Australia, New Zealand, and South Africa.

There have been no changes to the basis of segmentation or the measurement basis for the segment results since the prior year.

Reportable segment information at December 31, 2019 and December 31, 2018 and for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
			Restated*
	(in thousands)
Ireland	$1,252,834	$1,066,200	$944,130
Rest of Europe	388,916	379,883	355,552
U.S.	892,497	894,978	881,829
Other	271,592	254,716	220,810
Total	$2,805,839	$2,595,777	$2,402,321
* 2017 restated to reflect gross revenue.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$314,287	$257,089	$232,032
Rest of Europe	37,997	36,280	26,493
U.S.	60,272	58,561	58,322
Other	20,850	21,427	21,491
Total	$433,406	$373,357	$338,338

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$314,287	$269,196	$240,115
Rest of Europe	37,997	36,904	26,351
U.S.	60,272	58,340	58,164
Other	20,850	21,407	21,461
Total	$433,406	$385,847	$346,091

d) The distribution of long-lived assets (including right-of-use assets (year ended December 31, 2019 only)), net, by geographical area was as follows:

	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$110,522	$106,206
Rest of Europe	41,970	9,807
U.S.	72,578	25,535
Other	44,994	17,121
Total	$270,064	$158,669

e) The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets (year ended December 31, 2019 only) by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$30,635	$34,721	$26,277
Rest of Europe	14,370	5,331	6,857
U.S.	33,922	21,605	24,246
Other	12,995	4,259	3,917
Total	$91,922	$65,916	$61,297

f) The distribution of total assets by geographical area was as follows:

	Year Ended
	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$1,323,181	$1,073,411
Rest of Europe	660,797	514,010
U.S.	755,271	646,512
Other	168,263	120,322
Total	$2,907,512	$2,354,255

g) The distribution of capital expenditures (including right-of-use assets (year ended December 31, 2019 only)) by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$32,526	$30,942	$24,468
Rest of Europe	13,971	2,590	2,819
U.S.	18,638	9,311	11,027
Other	15,010	5,554	6,403
Total	$80,145	$48,397	$44,717

h) The following table sets forth the clients which represented 10% or more of the Company's revenue in each of the periods set out below.

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Client A	12%	14%	21%
Client B	10%	—%	—%

i) The distribution of interest income by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$3,674	$2,620	$1,084
Rest of Europe	2,242	1,750	1,222
U.S.	111	17	16
Other	832	372	24
Total	$6,859	$4,759	$2,346

j) The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$38,788	$29,096	$20,345
Rest of Europe	4,234	(434)	1,921
U.S.	1,571	3,761	14,772
Other	6,540	9,535	9,531
Total	$51,133	$41,958	$46,569